Investment Risks - Reinhart Genesis PMV Fund	Sep. 28, 2026
General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Small-Cap And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Cap and Mid-Cap Companies Risk. Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Value-Style Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.

Financial Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through
"sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.